Schedule I-Condensed Financial Information of Registrant Ollie's Bargain Outlet Holdings, Inc. (parent company only) Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014	Feb. 02, 2013
Assets
Total current assets	$ 228,289	$ 198,277	$ 198,891	$ 165,132
Long-term assets:
Total assets	950,341	917,131	918,703	879,278
Liabilities and stockholders' equity
Total current liabilities	85,683	90,634	76,845	76,885
Total liabilities	408,589	500,296	514,785	435,139
Stockholders' equity:
Common stock	59
Additional paid-in capital	532,182	393,078	392,169	423,668
Retained earnings	9,597	23,738	11,730	20,423
Treasury stock, at cost	86	29	29
Total stockholders' equity	541,752	416,835	403,918	444,139	$ 467,356
Total liabilities and stockholders' equity	$ 950,341	917,131	$ 918,703	879,278
Ollie's Bargain Outlet, Inc. [Member]
Assets
Total current assets		0		0
Long-term assets:
Investment in subsidiaries		416,835		444,139
Total assets		416,835		444,139
Liabilities and stockholders' equity
Total current liabilities		0		0
Total long-term liabilities		0		0
Total liabilities		0		0
Stockholders' equity:
Common stock		48		48
Additional paid-in capital		393,078		423,668
Retained earnings		23,738		20,423
Treasury stock, at cost		(29)
Total stockholders' equity		416,835		444,139
Total liabilities and stockholders' equity		$ 416,835		$ 444,139